Events After the Reporting Period - Additional Information (Details)	2 Months Ended	6 Months Ended
	Sep. 12, 2023 shares ¥ / shares	Jun. 30, 2023 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Share options granted		1,682,787
weighted average exercise price | $ / shares		$ 1.25
Ordinary Share Options | 2021 Stock Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Share options granted	94,000
weighted average exercise price | ¥ / shares	¥ 0.87